SCHEDULE OF TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Details) (Parenthetical) - USD ($)	Nov. 08, 2023	Jun. 21, 2023	Jun. 14, 2023	Mar. 29, 2023
Board of Directors Chairman [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross				7,143
Consulting Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross			32,143
Stock Issued During Period, Value, Restricted Stock Award, Gross		$ 11,250
Consulting Agreement [Member] | Board of Directors Chairman [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	20,000
Stock Issued During Period, Value, Restricted Stock Award, Gross	$ 44,002